TRADE RECEIVABLES - Movements in the allowance for current doubtful accounts (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Retained earnings adjustment		$ (4)
Trade receivables
Trade receivables
At the beginning of the fiscal year	$ (4,082)	(1,097)
Additions -Bad debt expenses	(6,331)	(5,426)
Uses and Currency translation adjustments (includes RECPAM)	5,661	2,818
At the end of the year	$ (4,752)	(4,082)
Trade receivables | IFRS 9
Trade receivables
Retained earnings adjustment		$ (377)